Income Taxes - Temporary Differences (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Loss carryforwards	$ 1,112.9	$ 1,154.9
Investments	3,379.2	1,811.1
Insurance reserves	499.3	1,967.1
Compensation and benefits	423.7	578.7
Other assets	399.4	182.7
Total gross assets before valuation allowance	5,814.5	5,694.5
Less: Valuation allowance	2,821.9	2,974.1
Assets, net of valuation allowance	2,992.6	2,720.4
Net unrealized investment gains	(1,160.3)	(2,707.9)
Deferred policy acquisition costs	(1,596.4)	(1,045.3)
Other liabilities	(73.8)	(9.9)
Total gross liabilities	(2,830.5)	(3,763.1)
Net deferred income tax asset (liability)	$ 162.1	$ (1,042.7)